Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share
20.	Earnings per share
Basic earnings per share
Basics earnings per share was calculated for the year ended December 31, 2019, 2018 and 2017 using the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per share
For the year ended December 31, 2019, 2018 and 2017, the Company computed diluted earnings per share using (i) the number of shares of common stock used in the basic earnings per share calculation as indicated above (ii) if diluted, the incremental common stock that the Company would issue upon the assumed exercise of restricted stock units.
For the year ended December 31, 2019, there were 1,150 thousand shares included in the diluted earnings per share as the incremental common stock that the Company would issue upon the assumed exercise of the stock option plan, estimated under the treasury stock computation method.
For the year ended December 31, 2018, there were 2,100 thousand shares included in the diluted earnings per share as the incremental common stock that the Company would issue upon the assumed exercise of the stock option plan, estimated under the treasury stock computation method.

For the year ended December 31, 2017, the incremental common stock that the Company would issue upon the assumed exercise of the stock option plan was not included in the diluted earnings per share even when they were in-the-money,
as under the treasury stock computation method they have an antidilutive effect as the sum of the proceeds, including unrecognized compensation expense, exceeds the average stock price.
The following table presents basic and diluted earnings per share:

	2019	2018	2017
Net income / (loss) attributable to Despegar.com Corp.	(20,910)	19,154	42,366
Earnings per share attributable to Despegar.com Corp.
Basic	(0.30)	0.28	0.69
Diluted	(0.30)	0.27	0.69
Weighted average number of shares outstanding
Basic	69,465	69,154	61,457
Dilutive effect of restricted stock units	1,150	2,100	91